Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Income tax expense	$ 2,350	$ 1,932	$ 2,786
Effective tax rate	28.60%	100.40%	22.10%